Annual Total Returns - Franklin Rising Dividends VIP Fund [BarChart] - FTVIP Class 1-59 - Franklin Rising Dividends VIP Fund - Class 1	Oct. 01, 2020
Bar Chart Table:
Annual Return 2010	20.94%
Annual Return 2011	6.29%
Annual Return 2012	12.18%
Annual Return 2013	30.05%
Annual Return 2014	9.01%
Annual Return 2015	(3.42%)
Annual Return 2016	16.33%
Annual Return 2017	20.85%
Annual Return 2018	(4.84%)
Annual Return 2019	29.58%